Inventories - Inventories, Net of Reserve (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 74	$ 73
Work-in-process	804	795
Finished products	373	401
Total	$ 1,251	$ 1,269